Note 21 - Borrowings - Borrowings Evolution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Note 21 - Borrowings
At the beginning of the year, noncurrent	$ 11,399
At the beginning of the year, current	425,999
At the end of the year, noncurrent	368	$ 11,399
At the end of the year, current	305,354	425,999
At the beginning of the year	437,398	583,437
Translation differences	(632)	(6,805)
Proceeds and repayments, net	(117,114)	(128,761)
Interests accrued less payments	325	(3,707)
Overdrafts variation	(14,255)	(6,766)
At the end of the year	$ 305,722	$ 437,398